Net Income Per Share (Tables)	12 Months Ended
May 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Numerator used in basic and diluted net income per share:
Net income attributable to New Oriental
Education &Technology Group Inc.	193,013	224,884	274,457

Net income available for future distribution	193,013	224,884	274,457

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	156,438,606	156,782,439	157,551,320

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	863,568	609,247	435,074

Weighted average common shares outstanding used in computing diluted net income per share	157,302,174	157,391,686	157,986,394

Net income per share
- Basic	1.23	1.43	1.74
- Diluted	1.23	1.43	1.74